Lease Obligations	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Lease Obligations
Lease Obligations

The Company entered into various master lease agreements for press and finishing equipment. These leases provide the Company with options to purchase the related equipment at the termination value, as defined, and at various early buyout dates during the term of the lease. These leases are accounted for as capital leases on the consolidated balance sheets.

Assets recorded under capital leases are as follows as of December 31, 2013 and 2012:

	2013	2012
Presses and equipment—leased	$70.8	$78.7
Less: accumulated depreciation	(62.0)	(58.8)
Net presses and equipment—leased	$8.8	$19.9

At December 31, 2013, the future maturities of capitalized leases consisted of the following:

2014	$7.5
2015	2.8
2016	2.3
2017	1.8
Total minimum payments	$14.4
Less: amounts representing interest	(0.9)

Present value of minimum payments	$13.5
Less: current portion	(7.0)

Long-term capital lease obligations	$6.5

The Company has various operating lease agreements. Future minimum rental commitments under non-cancelable leases are as follows:

2014	$44.5
2015	36.7
2016	30.8
2017	25.7
2018	18.4
2019 and thereafter	44.3
Total	$200.4

Rent expense under these operating lease agreements totaled $36.9 million, $33.2 million and $22.8 million during the years ended December 31, 2013, 2012 and 2011, respectively.